DIAMOND HILL FUNDS

Diamond Hill Small Cap Fund
Diamond Hill Small-Mid Cap Fund
(All Share Classes)

Supplement dated February 4, 2019
to the Prospectus and Statement of Additional Information
dated February 28, 2018, as supplemented

Prospectus

Effective February 1, 2019, the Portfolio Management section on Page 3 is revised as follows:

Thomas Schindler will no longer serve as Portfolio Manager of the Small Cap Fund. Christopher Welch and Aaron Monroe are designated as the Portfolio Managers of the Small Cap Fund.

Effective February 1, 2019, the Portfolio Management section on Page 6 is revised as follows:

Thomas Schindler will no longer serve as an Assistant Portfolio Manager of the Small-Mid Cap Fund.

All references to Thomas Schindler on Pages 50 and 52 are removed.

Statement of Additional Information

Effective February 1, 2019, Pages 53, 58 and 59 are revised as follows:

Thomas Schindler will no longer serve as Portfolio Manager of the Small Cap Fund. Christopher Welch and Aaron Monroe are designated as the Portfolio Managers of the Small Cap Fund.

Thomas Schindler will no longer serve as an Assistant Portfolio Manager of the Small-Mid Cap Fund.

All references to Thomas Schindler on Pages 55 and 58 are removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE